USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2022
USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS
Use of accounting assumptions, estimates and judgements
2

USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES

AND JUDGEMENTS
The preparation of the consolidated

financial statements requires management to

make accounting assumptions, estimates and
judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income
and expenses.
Accounting

assumptions,

estimates

and

judgements

are

reviewed

on

an

ongoing

basis.

Revisions

to

reported

amounts

are
recognised in the

period in which

the revision is

made and in

any future periods

affected. Actual

results may differ

from these
estimates.
Information about

assumptions and

estimates in

applying accounting

policies that

have the

most significant

effect on the

amounts
recognised in the consolidated financial statements are included in the notes:
NOTE 9

PROPERTY,

PLANT AND EQUIPMENT
NOTE 11

PROVISION FOR ENVIRONMENTAL REHABILITATION
NOTE 18

INCOME TAX
NOTE 24

PAYMENTS

MADE UNDER PROTEST
NOTE 25

OTHER INVESTMENTS
Information about

significant judgements

in applying

accounting policies

that have

the most

significant effect

on the

amounts
recognised in the consolidated financial statements are included in the notes:
NOTE 24

PAYMENTS

MADE UNDER PROTEST
NOTE 25

OTHER INVESTMENTS
NOTE 26

CONTINGENCIES
Mineral reserves and resources estimates
The Group is required to determine and report

mineral reserves and resources in accordance with the

South African Code for the
Reporting

of

Exploration

Results,

Mineral

Resources

and Mineral

Reserves

(“
SAMREC Code
”).

In

order

to

calculate

mineral
reserves and

resources, estimates

and assumptions

are required

about a

range of

geological, technical

and economic

factors,
including but not

limited to quantities,

grades, production techniques,

recovery rates, production

costs, transport costs,

commodity
demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral reserves and resources

requires
the size, shape and

depth of reclamation sites

to be determined by

analysing geological data such

as the logging and

assaying
of

drill

samples.

This

process may

require complex

and

difficult

geological

judgements

and calculations

to

interpret

the data.
Because the assumptions used to estimate

mineral reserves and resources change from period

to period and because additional
geological

data is

generated

during

the course

of

operations, estimates

of mineral

reserves and

resources may

change from
period

to

period.

Mineral

reserves

and

resources

estimates

prepared

by

management

are

reviewed

by

independent

mineral
reserves and resources experts.
Changes

in

reported

mineral

reserves

and

resources

may

affect

the

Group’s

life-of-mine

plan,

financial

results

and

financial
position in a number of ways including the following:
• asset carrying values may be affected due to changes in estimated future cash flows;
• depreciation

charged to

profit or

loss may

change where

such charges

are determined

by the

units-of-production method,

or
where the useful lives of assets change;
• decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and
resources affect expectations about the timing or cost of these activities; and
• the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.
Depreciation
The calculation of

the units-of-production rate

of depreciation could

be affected if

actual production in

the future varies

significantly
from

current

forecast

production.

This

would

generally

arise

when

there

are

significant

changes

in

any

of

the

factors

or
assumptions used in estimating mineral reserves and resources. These factors could include:

• changes in mineral reserves and resources;
• the grade of mineral reserves and resources may vary from time to time;
• differences between actual commodity prices and commodity price assumptions;
• unforeseen operational issues at mine sites including planned extraction efficiencies; and
• changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract
must

also

be

enforceable.
To
assess

whether

a

contract

conveys

the

right

to

control

the

use

of

an

identified

asset,

requires
judgement particularly on contracts with service contractors, which may contain embedded leases.
The Group assesses whether:
•

the contract involves the use of an identified asset;
•

the Group has the right to obtain substantially

all the economic benefits from use of the asset

throughout the period of use; and
•

the Group has the right to direct the use of the asset.
At

inception

or on

reassessment

of a

contract

that contains

a

lease component,

the

Group allocates

the consideration

in

the
contract to each lease component on the

basis of their relevant stand-alone prices. However,

for the lease of land and buildings
in which

it is

a lessee,

the Group

has elected

not to

separate non-lease

components and

account for

the lease

and non-lease
component as a single lease component.
Some property leases contain

options to renew under

the contract. Judgement is

applied in whether the

renewable option periods
must be included in the lease term i.e. it is reasonably certain that the options to renew will be exercised. In applying judgement, the

Group

also

considers

whether

the

lease

term

is

commensurate

with

estimated

future

mine

plans

requirements

and
environmental rehabilitation obligations associated with the property post reclamation.
Estimates of future environmental

rehabilitation costs are determined

with the assistance of

an independent expert and

are based
on the

Group’s environmental

management plans

which are developed

in accordance

with regulatory

requirements, the

life-of-
mine plan

(as discussed

in note 9)

which influences

the estimated

timing of

environmental rehabilitation cash

outflows and

the
planned method of rehabilitation which in turn is influenced by developments in trends and technology.
An average nominal discount rate ranging

between
10.2 % and 10.3% (2021: between 8.9 % and 9.0%), average inflation rate of
5.5% (2021: 5.2
%) and

the discount

periods as

per the

expected life-of-mine

were used

in the

calculation of

the estimated

net
present value of the rehabilitation liability.
Management periodically evaluates positions taken where tax regulations are subject to interpretation. This includes the treatment
of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.
The deferred tax liability is calculated by applying

a forecast weighted average tax rate that is based

on a prescribed formula. The
calculation of the

forecast weighted average

tax rate requires

the use of

assumptions and estimates

and are inherently

uncertain
and could

change materially

over time.

These assumptions

and estimates

include expected

future profitability

and timing

of the
reversal

of the

temporary differences.

Due to

the forecast

weighted

average tax

rate being

based on

a prescribed

formula that
increases the effective tax rate

with an increase in

forecast future profitability, and vice versa, the

tax rate can vary

significantly year
on year and can move contrary to current period financial performance.
A 100

basis points

increase in

the effective

tax rate

will result

in an

increase in

the net

deferred tax

liability at

June 30,

2022 of
approximately R 18.7

million (2021: R
14.2

million; 2020: R
10.3

million).
The assessment of the probability that future taxable

profits will be available against which the tax losses

and unredeemed capital
expenditure can be

utilised requires the

use of assumptions

and estimates and

are inherently uncertain

and could change

materially
over time.
Capital expenditure

is assessed

by the

South African

Revenue Service

(“
SARS
”) when

it is

redeemed against

taxable mining

income
rather

than

when

it

is

incurred.

A

different

interpretation

by

SARS

regarding

the

deductibility

of

these

capital

allowances

may
therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.
Payments made under protest
The determination

of whether the

payments made under

protest give

rise to an

asset or

a contingent asset

or neither,

required
the use of significant judgement. The

definition of an asset in

the conceptual framework was applied as

well as the considerations
in the outcome

of the IFRS Interpretations

Committee (“
IFRIC
”) agenda decision

– Deposits relating to

taxes other than income
tax (IAS 37
Provisions, Contingent Liabilities and Contingent

Assets
) (“ IFRIC Agenda Decision
”) published in January 2019.

The
IFRIC Agenda Decision has a similar fact pattern to that of the payments made under protest. With the consideration of the facts and circumstances

surrounding the

payments made

under protest

in applying

the definition

of an

asset and

the IFRIC

Agenda
Decision, management considered the following:

•

payments

were

made

under

protest

and

without

prejudice

or

admission

of

liability.

Such

payments

were

not

made

as

a
settlement of debt or recognition of expenditure;
•

the

Group

therefore

retains

a

right

to

recover

the

payments

from

the

City

of

Ekurhuleni

Metropolitan

Municipality
(“ Municipality ”) if the Group is successful in the Main Application (as defined below);
•

if the Group

is not successful

in the Main

Application, the

payments will

be used

to settle

the resultant

liability to the

Municipality;
and

•

these two possible outcomes

(i.e. success in

the Main Application or

not) therefore, will

lead to economic

benefits to the Group.
Therefore, the

right to

recover the

payments made

under protest

is not

a contingent

asset because

it meets

the definition

and
recognition

criteria

of

an

asset.

No

specific

guidance

exists

in

developing

an

accounting

policy

for

such

asset.

Therefore,
management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of
these financial statements and information that can be relied upon.
Contingent liabilities
The assessment

of whether

an obligating

event results

in a

liability or

a contingent

liability requires

the exercise

of significant
judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial

proceedings inherently entail complex

legal issues that are subject

to uncertainties and complexities
and are subject to interpretation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The discounted amount of the

payments made under protest is

determined using assumptions about the

future that are inherently
uncertain and can change materially over time and includes the discount rate and discount period.

These assumptions about the future include estimating the timing of concluding on the Main Application, i.e. the discount period,
the ultimate settlement terms, the discount rate applied and the assessment of recoverability.
The Group has one (1) director representative on

the Rand Refinery board. Therefore, judgement had to be applied to ascertain
whether significant influence exists, and

if the investment should be

accounted for as an associate

under IAS 28
Investments in
Associates

and

Joint

Ventures
.

The

director

representation

is

not

considered

significant

influence,

as

it

does

not

constitute
meaningful representation.

It represents
11.11
% of the entire board and

is proportional to the
11.3 % shareholding that the Group
has.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which
are not listed on an

active market are measured using

other applicable valuation techniques depending

on the extent to which

the
technique maximises

the use

of relevant

observable inputs

and minimizes

the use

of unobservable

inputs. Where

discounted
cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement

date. The

discounted cash

flows contain

assumptions about

the future

that are

inherently uncertain

and can
change materially over time.
SIGNIFICANT ACCOUNTING JUDGEMENTS
The assessment

of whether

an obligating

event results

in a

liability or

a contingent

liability requires

the exercise

of significant
judgement

of

the

outcome

of

future

events

that

are

not

wholly

within

the

control

of

the

Group.

Litigation

and

other

judicial
proceedings

inherently

entail

complex

legal

issues

that

are

subject

to

uncertainties

and

complexities

and

are

subject

to
interpretation.